Expenses By Nature	6 Months Ended
Jun. 30, 2025
Disclosure of Expenses By Nature [Abstract]
Expenses by Nature

5 Expenses by nature

	For the six months
	ended June 30,
	2024	2025
	RMB’000	RMB’000
Payroll and employee benefits (Note 5(i))	614,013	693,153
Cost of goods sold (Note 12(b))	17,157	35,461
Depreciation and amortization (Note 5(ii))	48,883	73,027
Professional services fee	13,563	73,656
Service fee from a related party (Note 24(c))	65,557	32,379
Outsourcing service fee	26,189	61,734
Utilities and property management fee	14,042	24,823
Listing expense relating to the public offering on Nasdaq	3,634	—
Listing expense relating to the Hong Kong public offering	—	29,068
Others	40,758	66,612
Total cost of revenue, research and development expenses, administrative expenses and selling expenses	843,796	1,089,913
Notes:
(i) Payroll and employee benefits:
Salaries, allowances, bonus and benefits in kind	307,892	445,452
Contributions to defined contribution retirement plan	14,221	28,179
Share-based compensation expenses (Note 21)	291,900	219,522
	614,013	693,153
(ii) Depreciation and amortization:
Property and equipment	28,912	45,372
Right-of-use assets	17,810	25,417
Intangible assets	2,161	2,238
	48,883	73,027